Geographic and Product Information (Tables)	12 Months Ended
Dec. 31, 2014
Geographic Information

Net sales are based on customer location and long-lived assets are based on physical location.

years ended December 31 (in millions)	2014	2013	2012

Net sales
United States	$3,016	$2,861	$2,687
Rest of world	2,936	2,694	2,623

Combined net sales	$5,952	$5,555	$5,310

as of December 31 (in millions)		2014	2013

Property, Plant and Equipment, Net
United States		$2,411	$1,472
Austria		717	812
Switzerland		353	382
Singapore		333	308
Rest of world		378	402

Combined property, plant and equipment, net		$4,192	$3,376

Significant Product Sales

Significant Product Sales

The following is a summary of net sales for the Company’s four product categories.

years ended December 31 (in millions)	2014	2013	2012

Hemophilia[1]	$2,984	$2,786	$2,627
Immunoglobulin Therapies[2]	1,677	1,616	1,583
Inhibitor Therapies[3]	744	651	614
BioTherapeutics[4]	547	502	486

Combined net sales	$5,952	$5,555	$5,310

[1]	Primarily includes sales of recombinant factor VIII and factor IX products (ADVATE, RECOMBINATE, and RIXUBIS) and plasma-derived hemophilia products (primarily factor VII, factor VIII, and factor IX).
[2]	Includes sales of antibody-replacement immunoglobulin therapy products, including GAMMAGARD LIQUID, SUBCUVIA, and HYQVIA.
[3]	Includes sales of FEIBA, a plasma-derived hemophilia product to treat patients who have developed inhibitors and OBIZUR, and recombinant porcine factor VIII product for the treatment of acquired Hemophilia A.
[4]	Includes primarily plasma-derived specialty therapies including albumin and alpha-1 antitrypsin products.